LEASES - Schedule of Operating Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Rent expense	$ 11,946
Variable lease payments	$ 429
Weighted-average remaining lease term (in years)	8 years 2 months 12 days
Weighted-average discount rate	5.70%
Cash paid within operating cash flows	$ 11,192
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	$ 68,819